Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2023	47,425	272	12,770	1,908	62,375
Acquisitions	15	—	—	—	15
Additions	4,215	3	661	71	4,950
Transfer from E&E (Note 15)	285	—	—	—	285
Change in Decommissioning Liabilities	312	2	4	(5)	313
Divestitures (Note 8)	(270)	—	—	(1)	(271)
Exchange Rate Movements and Other (2)	108	3	890	2	1,003
As at December 31, 2024	52,090	280	14,325	1,975	68,670
Acquisitions (Note 4)	9,990	—	—	—	9,990
Additions	4,244	4	543	29	4,820
Transfer from E&E (Note 15)	145	—	—	—	145
Change in Decommissioning Liabilities	184	(1)	1	(4)	180
Divestitures (Note 8)	(593)	—	(7,243)	(18)	(7,854)
Exchange Rate Movements and Other (2)	(493)	(8)	(479)	(23)	(1,003)
As at December 31, 2025	65,567	275	7,147	1,959	74,948

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2023	17,975	129	5,667	1,354	25,125
Depreciation, Depletion and Amortization	3,949	11	539	81	4,580
Divestitures (Note 8)	(208)	—	—	—	(208)
Exchange Rate Movements and Other (2)	133	1	469	2	605
As at December 31, 2024	21,849	141	6,675	1,437	30,102
Depreciation, Depletion and Amortization	4,154	11	617	79	4,861
Divestitures (Note 8)	(408)	—	(4,195)	(8)	(4,611)
Exchange Rate Movements and Other (2)	(387)	(9)	(263)	(5)	(664)
As at December 31, 2025	25,208	143	2,834	1,503	29,688

CARRYING VALUE
As at December 31, 2024	30,241	139	7,650	538	38,568
As at December 31, 2025	40,359	132	4,313	456	45,260
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)Includes derecognition of fully depreciated and depleted assets no longer owned by Cenovus of $362 million (2024 – $6 million).
Disclosure Of Property Plant And Equipment Under Construction Explanatory
PP&E includes the following amounts in respect of assets under construction that are not subject to DD&A:

As at December 31,	2025	2024
Crude Oil and Natural Gas Properties	2,268	3,359
Refining Assets	147	400
	2,415	3,759